Accounts Receivable, Net - Provisions For Doubtful Accounts (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
ACCOUNTS RECEIVABLE,NET [Abstract]
Balance at Beggining of Period	$ (18,464)	$ (26,457)	$ (25,936)
Charges to Costs and Expenses	(59)	(792)	(630)
Amount Utilized	245	8,785	109
Balance at End of Period	$ (18,278)	$ (18,464)	$ (26,457)